Share-Based Compensation - Summary of Options Outstanding and Exercisable (Parenthetical) (Detail)	Dec. 31, 2024 $ / shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share based compensation by share based award exercise price of outstanding share options		$ 10.67
Share based compensation by share based award weighted average excersie price of options excercisable in a share based payment arrangement | (per share)	$ 11.54	11.54	$ 12.52
Exercise Price Range One [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share based compensation by share based award exercise price of outstanding share options		5.51
Share based compensation by share based award weighted average excersie price of options excercisable in a share based payment arrangement		5.51
Exercise Price Range Two [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share based compensation by share based award exercise price of outstanding share options		8.53
Share based compensation by share based award weighted average excersie price of options excercisable in a share based payment arrangement		8.89
Exercise Price Range Three [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share based compensation by share based award exercise price of outstanding share options		14.74
Share based compensation by share based award weighted average excersie price of options excercisable in a share based payment arrangement		14.74
Bottom of range [member] | Exercise Price Range One [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share based compensation by share based award exercise price of outstanding share options		5.51
Share based compensation by share based award weighted average excersie price of options excercisable in a share based payment arrangement		5.51
Bottom of range [member] | Exercise Price Range Two [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share based compensation by share based award exercise price of outstanding share options		6.69
Share based compensation by share based award weighted average excersie price of options excercisable in a share based payment arrangement		6.69
Bottom of range [member] | Exercise Price Range Three [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share based compensation by share based award exercise price of outstanding share options		13.08
Share based compensation by share based award weighted average excersie price of options excercisable in a share based payment arrangement		13.08
Top of range [member] | Exercise Price Range One [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share based compensation by share based award exercise price of outstanding share options		6.68
Share based compensation by share based award weighted average excersie price of options excercisable in a share based payment arrangement		6.68
Top of range [member] | Exercise Price Range Two [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share based compensation by share based award exercise price of outstanding share options		13.07
Share based compensation by share based award weighted average excersie price of options excercisable in a share based payment arrangement		13.07
Top of range [member] | Exercise Price Range Three [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share based compensation by share based award exercise price of outstanding share options		16.12
Share based compensation by share based award weighted average excersie price of options excercisable in a share based payment arrangement		$ 16.12